Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Securities Portfolio Composition

	December 31, 2011
(Dollars in millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$671	$23	$—	$694
Federal agency securities	1,843	89	—	1,932
U.S. states and political subdivisions	437	21	4	454
MBS - agency	20,480	743	—	21,223
MBS - private	252	—	31	221
CDO/CLO securities	50	—	—	50
ABS	460	11	7	464
Corporate and other debt securities	49	2	—	51
Coke common stock	—	2,099	—	2,099
Other equity securities[1]	928	1	—	929
Total securities AFS	$25,170	$2,989	$42	$28,117

	December 31, 2010
(Dollars in millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$5,446	$115	$45	$5,516
Federal agency securities	1,883	19	7	1,895
U.S. states and political subdivisions	565	17	3	579
MBS - agency	14,014	372	28	14,358
MBS - private	378	3	34	347
CDO/CLO securities	50	—	—	50
ABS	798	15	5	808
Corporate and other debt securities	464	19	1	482
Coke common stock	—	1,973	—	1,973
Other equity securities[1]	886	1	—	887
Total securities AFS	$24,484	$2,534	$123	$26,895
1At December 31, 2011, other equity securities included the following securities at cost: $342 million in FHLB of Atlanta stock, $398 million in Federal Reserve Bank stock, and $187 million in mutual fund investments. At December 31, 2010, other equity securities included the following securities at cost: $298 million in FHLB of Atlanta stock, $391 million in Federal Reserve Bank stock, and $197 million in mutual fund investments.

Amortized Cost and Fair Value of Investments in Debt Securities by Estimated Average Life

	Distribution of Maturities
(Dollars in millions)	1 Year or Less	1-5 Years	5-10 Years	After 10 Years	Total
Amortized Cost:
U.S. Treasury securities	$9	$212	$450	$—	$671
Federal agency securities	88	1,620	80	55	1,843
U.S. states and political subdivisions	135	223	22	57	437
MBS - agency	802	15,833	1,415	2,430	20,480
MBS - private	—	196	56	—	252
CDO/CLO securities	—	50	—	—	50
ABS	260	200	—	—	460
Corporate and other debt securities	7	4	17	21	49
Total debt securities	$1,301	$18,338	$2,040	$2,563	$24,242
Fair Value:
U.S. Treasury securities	$9	$223	$462	$—	$694
Federal agency securities	89	1,697	89	57	1,932
U.S. states and political subdivisions	138	239	22	55	454
MBS - agency	840	16,434	1,478	2,471	21,223
MBS - private	—	167	54	—	221
CDO/CLO securities	—	50	—	—	50
ABS	266	198	—	—	464
Corporate and other debt securities	7	4	19	21	51
Total debt securities	$1,349	$19,012	$2,124	$2,604	$25,089

Securities in a Continuous Unrealized Loss Position

	December 31, 2011
	Less than twelve months		Twelve months or longer		Total
(Dollars in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Temporarily impaired securities:
Federal agency securities	$10	$—	$—	$—	$10	$—
U.S. states and political subdivisions	1	—	28	4	29	4
MBS - agency	224	—	1	—	225	—
CDO/CLO securities	50	—	—	—	50	—
ABS	—	—	11	5	11	5
Total temporarily impaired securities	285	—	40	9	325	9
Other-than-temporarily impaired securities:[1]
MBS - private	15	1	206	30	221	31
ABS	1	—	3	2	4	2
Total other-than-temporarily impaired securities	16	1	209	32	225	33
Total impaired securities	$301	$1	$249	$41	$550	$42

	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
(Dollars in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Temporarily impaired securities:
U.S. Treasury securities	$2,010	$45	$—	$—	$2,010	$45
Federal agency securities	1,426	7	—	—	1,426	7
U.S. states and political subdivisions	45	1	35	2	80	3
MBS - agency	3,497	28	—	—	3,497	28
MBS - private	18	—	17	3	35	3
ABS	—	—	14	4	14	4
Corporate and other debt securities	—	—	3	1	3	1
Total temporarily impaired securities	6,996	81	69	10	7,065	91
Other-than-temporarily impaired securities:[1]
MBS - private	—	—	286	31	286	31
ABS	4	1	—	—	4	1
Total other-than-temporarily impaired securities	4	1	286	31	290	32
Total impaired securities	$7,000	$82	$355	$41	$7,355	$123
[1]Includes OTTI securities for which credit losses have been recorded in earnings in current or prior periods.

Gross Realized Gains and Losses on Sales and OTTI on Securities AFS

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Gross realized gains	$210	$210	$152
Gross realized losses	(87)	(17)	(34)
OTTI	(6)	(2)	(20)
Net securities gains	$117	$191	$98

Other Than Temporary Impairment Losses On Investment Securities [Table Text Block]

	Year Ended December 31		Year Ended December 31
	2011	2010	2009
(Dollars in millions)	MBS - Private	MBS - Private	MBS - Private	Corporate Bonds
OTTI[1]	$7	$2	$112	$1
Portion of losses recognized in AOCI (before taxes)	1	—	93	—
Net impairment (gains)/losses recognized in earnings	$6	$2	$19	$1
[1] The initial OTTI amount represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, amount represents additional declines in the fair value subsequent to the previously recorded OTTI, if applicable, until such time the security is no longer in an unrealized loss position.

Rollforward of Credit Losses Recognized in Earnings Related to Securities

(Dollars in millions)
Balance, as of January 1, 2011	$20
Additions:
OTTI credit losses on previously impaired securities	6
Reductions:
Increases in expected cash flows recognized over the remaining life of the securities	(1)
Balance, as of December 31, 2011	$25

Balance, as of January 1, 2010	$22
Additions/Reductions:[1]
Increases in expected cash flows recognized over the remaining life of the securities	(2)
Balance, as of December 31, 2010	$20

Balance, as of April 1, 2009, effective date	$8
Additions:
OTTI credit losses on securities not previously impaired	18
Reductions:
Credit impaired securities sold, matured, or written off	(4)
Balance, as of December 31, 2009 [2]	$22
[1]During the year ended December 31, 2010, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.
[2]During the year ended December 31, 2009, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.

Measurement Of Investment Credit Losses Assumptions [Table Text Block]

	December 31, 2011	December 31, 2010	December 31, 2009
Current default rate	4 - 8%	2 - 7%	2 - 17%
Prepayment rate	12 - 22%	14 - 22%	6 - 21%
Loss severity	39 - 46%	37 - 46%	35 - 52%